United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061
(Investment Company Act File Number)

Federated Hermes Index Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: 2025-10-31

Item 1.	Reports to Stockholders

Federated Hermes Mid-Cap Index Fund
Institutional Shares / FMCRX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.31%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.19%	12.93%	9.97%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E882
29455-A (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Service Shares / FMDCX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	0.56%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	5.97%	12.64%	9.69%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E205
29455-B (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Class R6 Shares / FMCLX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.30%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1]	6.25%	12.93%	9.95%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%
[1]
The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E874
29455-C (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund
Federated Hermes Max-Cap Index Fund
Class C Shares / MXCCX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$154	1.40%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	18.79%	16.04%	13.10%
Class C Shares — excluding sales load	19.79%	16.04%	13.10%
S&P 500® Index	21.45%	17.64%	14.63%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E502
29454-A (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Class R Shares / FMXKX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$122	1.11%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	20.13%	16.37%	13.44%
S&P 500® Index	21.45%	17.64%	14.63%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E809
29454-B (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Institutional Shares / FISPX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.36%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	21.01%	17.26%	14.28%
S&P 500® Index	21.45%	17.64%	14.63%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E106
29454-C (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Service Shares / FMXSX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$73	0.66%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	20.65%	16.90%	13.94%
S&P 500® Index	21.45%	17.64%	14.63%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E403
29454-D (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $66,470

Fiscal year ended 2024 – $63,914

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $945 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $18,224 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $84,747

Fiscal year ended 2024 - $140,746

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
	[1]	COMMON STOCKS—97.5%
		Communication Services—1.4%
10,826	[2]	Echostar Holding Corp.	$ 810,543
22,360	[2]	Frontier Communications Parent, Inc.	844,314
9,479		Iridium Communications, Inc.	181,523
14,475		New York Times Co., Class A	824,930
3,230		Nexstar Media Group, Inc., Class A	632,208
13,032		Warner Music Group Corp.	416,503
25,048	[2]	ZoomInfo Technologies, Inc.	281,038
		TOTAL	3,991,059
		Consumer Discretionary—11.5%
4,256	[2]	Abercrombie & Fitch Co., Class A	308,773
23,480		Aramark	889,422
6,312		Autoliv, Inc.	737,242
2,526	[2]	AutoNation, Inc.	504,872
24,277		Bath & Body Works, Inc.	594,301
5,300		Boyd Gaming Corp.	412,711
5,836		Brunswick Corp.	385,818
5,033	[2]	Burlington Stores, Inc.	1,376,978
10,635	[2]	Capri Holdings Ltd.	220,676
6,685	[2]	Cava Group, Inc.	359,185
19,912	[2]	Chewy, Inc.	671,433
1,846	[3]	Choice Hotels International, Inc.	171,604
5,951		Churchill Downs, Inc.	590,339
2,300		Columbia Sportswear Co.	114,149
6,637	[2]	Crocs, Inc.	542,177
5,351		Dick’s Sporting Goods, Inc.	1,184,979
3,950	[2]	Duolingo, Inc.	1,069,028
5,827	[2]	Five Below, Inc.	916,412
9,620	[2]	Floor & Decor Holdings, Inc.	601,058
36,764	[2]	GameStop Corp.	819,470
20,329		Gap (The), Inc.	464,518
19,607		Gentex Corp.	459,784
9,144	[2]	Goodyear Tire & Rubber Co.	63,002
425		Graham Holdings Co.	430,155
3,153	[2]	Grand Canyon Education, Inc.	593,710
11,959		H&R Block, Inc.	594,841
10,858		Harley-Davidson, Inc.	292,949
5,510	[2]	Hilton Grand Vacations, Inc.	228,389
2,792	[3]	Hyatt Hotels Corp.	383,649
3,906		KB HOME	243,812
4,753		Lear Corp.	497,401
7,499	[2,3]	Light & Wonder International, Inc.	545,177
2,290		Lithia Motors, Inc.	719,243
24,257		Macy’s, Inc.	472,769
2,473		Marriott Vacations Worldwide Corp.	163,169
28,782	[2]	Mattel, Inc.	529,013
1,568		Murphy USA, Inc.	561,658
6,501	[2]	Ollie’s Bargain Outlet Holdings, Inc.	785,386
1,652		Penske Automotive Group, Inc.	264,436
7,496	[2]	Planet Fitness, Inc.	679,812
Annual Financial Statements and Additional Information
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
4,771		Polaris, Inc., Class A	$ 315,363
4,294		PVH Corp.	336,349
938	[2]	RH	161,796
12,528		Service Corp. International	1,046,213
20,180		Somnigroup International, Inc.	1,601,081
8,830	[2]	Taylor Morrison Home Corp.	523,354
5,936		Texas Roadhouse, Inc.	971,011
4,753		Thor Industries, Inc.	495,976
8,770		Toll Brothers Finance Corp.	1,183,511
2,837	[2]	TopBuild Corp.	1,198,576
8,096		Travel + Leisure Co.	508,267
2,598	[2,3]	Under Armour, Inc., Class A	11,977
29,311		V.F. Corp.	411,526
2,383		Vail Resorts, Inc.	353,470
11,355	[2]	Valvoline, Inc.	374,829
3,546		Visteon Corp.	379,989
4,993	[3]	Whirlpool Corp.	357,649
1,942		Wingstop, Inc.	420,695
6,821		Wyndham Hotels & Resorts, Inc.	500,866
7,256	[2]	YETI Holdings, Inc.	246,631
		TOTAL	32,842,629
		Consumer Staples—4.3%
36,008		Albertsons Cos., Inc.	636,982
11,254	[2]	Bellring Brands, Inc.	339,083
10,352	[2]	BJ’s Wholesale Club Holdings, Inc.	913,667
3,321		Casey’s General Stores, Inc.	1,704,304
14,286	[2]	Celsius Holdings, Inc.	860,446
5,354		Coca-Cola Bottling Co.	698,054
32,727	[2]	Coty, Inc., Class A	129,926
18,484	[2]	Darling Ingredients, Inc.	592,412
5,299	[2]	elf Beauty, Inc.	647,220
18,861		Flowers Foods, Inc.	225,012
5,733		Ingredion, Inc.	661,646
19,585	[2]	Maplebear, Inc.	721,903
13,982	[2]	Performance Food Group Co.	1,352,619
406		Pilgrim’s Pride Corp.	15,469
2,909	[2]	Post Holdings, Inc.	302,332
8,730	[2]	Sprouts Farmers Market, Inc.	689,321
706	[2]	The Boston Beer Co., Inc., Class A	146,135
1,822		The Marzetti Co.	285,671
20,115	[2]	US Foods Holding Corp.	1,460,751
		TOTAL	12,382,953
		Energy—3.8%
37,508		Antero Midstream Corp.	647,013
26,217	[2]	Antero Resources Corp.	810,367
5,115		Chord Energy Corp.	464,033
7,450		Civitas Resources, Inc.	214,784
12,633	[2]	CNX Resources Corp.	425,227
10,387		DT Midstream, Inc.	1,137,273
14,205		HF Sinclair Corp.	732,978
10,454		Matador Resources Co.	412,515
11,985		Murphy Oil Corp.	339,175
Annual Financial Statements and Additional Information
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
33,174		NOV, Inc.	$ 484,340
26,325		Ovintiv, Inc.	987,451
2,730		PBF Energy, Inc.	93,284
58,591		Permian Resources Corp.	735,903
21,277		Range Resources Corp.	756,397
36,716		TechnipFMC PLC	1,518,207
5,916	[2]	Valaris Ltd.	332,006
11,350		Viper Energy, Inc.	426,306
4,260		Weatherford International PLC	313,919
		TOTAL	10,831,178
		Financials—15.5%
2,538		Affiliated Managers Group, Inc.	603,942
25,022		Ally Financial, Inc.	975,107
6,183		American Financial Group, Inc.	814,177
50,846		Annaly Capital Management, Inc.	1,076,410
14,594		Associated Banc-Corp.	361,493
12,116		Bank OZK	545,099
5,105	[2]	Brighthouse Financial, Inc.	291,342
16,643		Cadence Bank	628,107
21,227		Carlyle Group LP/The	1,131,824
12,228		CNO Financial Group, Inc.	489,365
26,714		Columbia Banking Systems, Inc.	715,935
9,473		Comerica, Inc.	724,685
11,086		Commerce Bancshares, Inc.	583,456
5,746		Cullen Frost Bankers, Inc.	707,562
12,312		East West Bancorp, Inc.	1,250,899
26,757		Equitable Holdings, Inc.	1,321,796
8,802		Essent Group Ltd.	533,137
3,442	[2]	Euronet Worldwide, Inc.	261,110
3,448		Evercore, Inc., Class A	1,015,643
7,033		Federated Hermes, Inc.	340,960
22,817		Fidelity National Financial, Inc.	1,260,411
9,094		First American Financial Corp.	568,466
11,633		First Financial Bankshares, Inc.	359,343
45,357		First Horizon Corp.	968,826
3,488		FirstCash Holdings, Inc.	552,848
15,345		Flagstar Bank, N.A.	175,240
40,613		FNB Corp. (PA)	638,436
10,590		Glacier Bancorp, Inc.	432,602
2,678		Hamilton Lane, Inc.	305,185
5,374		Hancock Whitney Corp.	306,909
3,195		Hanover Insurance Group, Inc.	545,962
16,373		Home Bancshares, Inc.	437,323
4,857		Houlihan Lokey, Inc.	869,792
4,831		International Bancshares Corp.	320,682
11,147		Janus Henderson Group PLC	485,563
12,734		Jefferies Financial Group, Inc.	672,737
2,931		Kemper Corp.	131,866
1,977		Kinsale Capital Group, Inc.	789,752
25,549		MGIC Investment Corp.	700,554
2,185		Morningstar, Inc.	463,876
31,154		Old National Bancorp	636,476
Annual Financial Statements and Additional Information
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
23,975		Old Republic International Corp.	$ 946,053
5,423		Pinnacle Financial Partners, Inc.	462,094
2,893		Primerica, Inc.	751,804
8,486		Prosperity Bancshares, Inc.	558,549
5,904		Reinsurance Group of America, Inc.	1,077,244
4,204		RenaissanceRe Holdings Ltd.	1,068,194
6,052		RLI Corp.	356,826
7,406		Ryan Specialty Group Holdings, Inc.	405,849
10,031		SEI Investments Co.	808,599
5,436		Selective Insurance Group, Inc.	409,548
4,374	[2,3]	Shift4 Payments, Inc.	302,243
18,624		SLM Corp.	500,054
9,041		South State Corp.	801,485
30,829		Starwood Property Trust, Inc.	560,471
9,127		Stifel Financial Corp.	1,080,911
12,399		Synovus Financial Corp.	553,491
2,480	[2]	Texas Capital Bancshares, Inc.	207,923
5,238		UMB Financial Corp.	559,837
16,348		United Bankshares, Inc.	585,095
15,850		Unum Group	1,163,707
55,727		Valley National Bancorp	605,752
8,613		VOYA Financial, Inc..	641,324
17,113		Webster Financial Corp. Waterbury	976,126
9,247		Western Alliance Bancorp	715,255
3,900	[2]	WEX, Inc.	568,932
5,981		Wintrust Financial Corp.	777,650
13,187		Zions Bancorporation, N.A.	687,175
		TOTAL	44,127,089
		Health Care—8.7%
60,899	[2]	Avantor, Inc.	719,826
17,153	[2]	BioMarin Pharmaceutical, Inc.	918,886
1,631	[2]	Bio-Rad Laboratories, Inc., Class A	521,186
5,647		Bruker Corp.	219,894
1,302		Chemed Corp.	561,553
8,455	[2]	Cytokinetics, Inc.	537,653
17,820		Dentsply Sirona, Inc.	224,710
14,104	[2]	Doximity, Inc.	930,864
44,380	[2]	Elanco Animal Health, Inc.	983,017
8,998		Encompass Health Corp.	1,024,422
4,272		Ensign Group, Inc.	769,387
14,845	[2]	Envista Holdings Corp.	302,096
27,540	[2]	Exelixis, Inc.	1,064,972
10,061	[2]	Globus Medical, Inc.	607,584
4,304	[2]	Haemonetics Corp.	215,243
10,449	[2]	Halozyme Therapeutics, Inc.	681,170
7,725	[2]	HealthEquity Inc.	730,631
17,052	[2]	Hims & Hers Health, Inc.	775,184
13,730	[2]	Illumina, Inc.	1,696,204
6,496	[2]	Jazz Pharmaceuticals plc	894,109
8,814	[2]	Lantheus Holdings, Inc.	508,480
4,877	[2]	Livanova PLC	256,677
5,113	[2]	Masimo Corp.	719,144
Annual Financial Statements and Additional Information
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,983	[2]	Medpace Holdings, Inc.	$ 1,159,877
9,830	[2]	Neurocrine Biosciences, Inc.	1,407,754
14,498	[2]	Option Care Health, Inc.	377,383
2,936	[2]	Penumbra, Inc.	667,558
12,290		Perrigo Co. PLC	254,895
4,724	[2]	Repligen Corp.	704,159
30,692	[2]	Roivant Sciences Ltd.	613,533
15,732	[2]	Sotera Health Topco, Inc.	261,151
7,892	[2]	Tenet Healthcare Corp.	1,629,619
4,040	[2]	United Therapeutics Corp.	1,799,537
		TOTAL	24,738,358
		Industrials—23.7%
4,451	[3]	Aaon, Inc.	437,934
2,711		Acuity, Inc.	989,651
6,390		Advanced Drainage System, Inc.	894,919
11,831		AECOM	1,589,495
2,437	[2]	Aerovironment, Inc.	901,471
6,814		AGCO Corp.	702,932
10,301	[2]	Alaska Air Group, Inc.	429,861
70,172	[2]	American Airlines Group, Inc.	921,358
37,046	[2]	APi Group Corp.	1,364,034
3,940		Applied Industrial Technologies, Inc.	1,012,935
12,312	[2]	ATI, Inc.	1,218,519
1,509	[2,3]	Avis Budget Group, Inc.	205,330
8,165		BWX Technologies, Inc.	1,744,126
1,965	[2]	CACI International, Inc., Class A	1,104,821
3,810		Carlisle Cos., Inc.	1,238,440
4,453		Carpenter Technology Corp.	1,406,703
3,947	[2]	Chart Industries, Inc.	787,900
4,504	[2]	Clean Harbors, Inc.	948,137
92,071		CNH Industrial NV	965,825
3,145		Comfort Systems USA, Inc.	3,036,749
3,997		Concentrix Corp.	161,119
16,942	[2]	Core & Main, Inc.	884,034
4,370		Crane Co.	830,300
3,641		Curtiss-Wright Corp.	2,169,053
10,409		Donaldson Co., Inc.	876,958
2,078		EnerSys, Inc.	262,160
5,097		Esab Corp.	595,432
17,761	[2]	Exlservice Holding, Inc.	694,455
4,511		Exponent, Inc.	319,424
11,683		Flowserve Corp.	797,365
11,686	[2]	Fluor Corp.	569,926
10,723		Fortune Brands Innovations, Inc.	544,728
1,975	[2]	FTI Consulting, Inc.	325,895
2,362		GATX Corp.	370,480
14,478		Genpact Ltd.	552,336
16,463		Graco, Inc.	1,346,179
7,462	[2]	GXO Logistics, Inc.	419,439
4,847		Hexcel Corp.	346,076
453		Insperity, Inc.	19,986
6,968		ITT Corp.	1,289,568
Annual Financial Statements and Additional Information
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
11,509		KBR, Inc.	$ 493,046
4,985	[2]	Kirby Corp.	515,848
14,498		Knight-Swift Transportation Holdings, Inc.	654,150
15,078	[2]	Kratos Defense & Security Solutions	1,366,067
3,096		Landstar System, Inc.	397,619
4,930		Lincoln Electric Holdings, Inc.	1,155,838
5,477	[2]	Mastec, Inc.	1,118,184
3,449		Maximus, Inc.	286,681
4,165	[2]	Middleby Corp.	517,418
3,287		MSA Safety, Inc.	516,158
2,556		MSC Industrial Direct Co., Inc.	217,030
9,889		Mueller Industries, Inc.	1,046,948
13,218	[2]	NEXTracker, Inc.	1,337,926
14,377		nVent Electric PLC	1,644,010
6,754		Oshkosh Corp.	832,701
7,470		Owens Corning, Inc.	951,006
4,770	[2]	Parsons Corp.	396,578
4,848	[2]	Paylocity Corp.	684,877
17,778		RB Global, Inc.	1,763,933
2,808	[2]	RBC Bearings, Inc.	1,203,312
5,929		Regal Rexnord Corp.	835,337
3,644		Ryder System, Inc.	616,674
1,931	[2]	Saia, Inc.	564,817
4,187		Science Applications International Corp.	392,364
17,447		Sensata Technologies Holdings PLC	555,338
2,951		Simpson Manufacturing Co., Inc.	520,851
5,860		Terex Corp.	269,677
23,473		Tetra Tech, Inc.	750,667
3,722		The Brink’s Co.	413,737
5,661		Timken Co.	444,445
8,815		Toro Co.	658,745
17,401		TransUnion	1,412,613
6,969	[2]	Trex Co., Inc.	336,742
5,232		UFP Industries, Inc.	482,024
2,136		Valmont Industries, Inc.	883,086
2,750		Watsco, Inc.	1,012,027
2,449		Watts Industries, Inc., Class A	667,597
4,347		WESCO International, Inc.	1,128,177
5,945		Woodward, Inc.	1,558,244
11,593	[2]	XPO, Inc.	1,667,885
		TOTAL	67,546,430
		Information Technology—14.0%
11,075	[2]	Allegro MicroSystems, Inc.	331,364
10,156		Amkor Technology, Inc.	327,836
2,043	[2]	AppFolio, Inc.	519,801
4,601	[2]	Arrow Electronics, Inc.	513,242
3,913	[2]	ASGN, Inc.	175,146
10,125		Avnet, Inc.	490,556
3,539		Belden, Inc.	431,227
13,294		Bentley Systems, Inc.	675,734
5,505	[2]	Bill.Com Holdings, Inc.	273,378
3,323	[2]	Blackbaud, Inc.	212,805
Annual Financial Statements and Additional Information
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
12,628	[2]	Ciena Corp.	$ 2,398,310
5,736	[2]	Cirrus Logic, Inc.	760,880
14,998		Cognex Corp.	620,767
12,826	[2]	Coherent Corp.	1,692,519
3,972	[2]	Commvault Systems, Inc.	552,982
4,411		Crane NXT Co.	278,996
19,712	[2]	DocuSign, Inc.	1,441,736
5,466		Dolby Laboratories, Class A	362,505
16,533	[2]	Dropbox, Inc.	479,457
26,933	[2]	Dynatrace Holdings LLC	1,362,002
12,070		Entegris, Inc.	1,105,250
2,827	[2]	Fabrinet	1,245,491
33,528	[2]	Flex Ltd.	2,096,171
7,521	[2]	Guidewire Software, Inc.	1,757,206
2,263	[2]	IPG Photonics Corp.	192,627
16,160	[2]	Kyndryl Holdings, Inc.	467,347
12,229	[2]	Lattice Semiconductor Corp.	892,228
2,214		Littelfuse, Inc.	538,688
5,411	[2]	Lumentum Holdings, Inc.	1,090,641
5,721	[2]	MA-COM Technology Solutions Holdings, Inc.	847,452
5,402	[2]	Manhattan Associates, Inc.	983,542
5,999		MKS Inc.	862,116
3,214	[2]	Novanta, Inc.	408,210
25,755	[2]	Nutanix, Inc.	1,834,786
16,442	[2]	Okta, Inc.	1,504,936
4,378	[2]	Onto Innovation, Inc.	590,855
8,253		Pegasystems, Inc.	525,303
5,011		Power Integrations, Inc.	209,911
29,359	[2]	Pure Storage, Inc.	2,897,733
2,184	[2]	Qualys, Inc.	269,200
10,927	[2]	Rambus, Inc.	1,123,733
2,931	[2]	Silicon Laboratories, Inc.	384,195
3,443	[2]	Synaptics, Inc.	244,246
6,851		TD SYNNEX Corp.	1,072,113
13,706	[2]	Twilio, Inc.	1,848,665
2,941		Universal Display Corp.	433,151
16,351		Vontier Corp.	629,514
		TOTAL	39,956,553
		Materials—4.8%
23,129		Alcoa Corp.	850,916
5,885		Aptargroup, Inc.	682,719
6,810		Ashland, Inc.	333,009
8,177		Avient Corp.	262,236
19,346	[2]	Axalta Coating Systems Ltd.	550,781
4,753		Cabot Corp.	320,732
39,978	[2]	Cleveland-Cliffs, Inc.	496,927
12,366		Commercial Metals Corp.	734,046
11,760		Crown Holdings, Inc.	1,142,837
2,899		Eagle Materials, Inc.	615,516
19,386		Graphic Packaging Holding Co.	309,982
4,671		Greif, Inc., Class A	265,733
3,210	[2]	Knife River Corp.	194,077
Annual Financial Statements and Additional Information
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
5,661		Louisiana-Pacific Corp.	$ 493,130
10,560	[2]	MP Materials Corp.	666,230
868		Newmarket Corp.	666,537
10,241		Olin Corp.	211,989
4,698		Reliance, Inc.	1,326,856
7,074		Royal Gold, Inc.	1,236,464
11,468		RPM International, Inc.	1,253,223
3,972		Scotts Miracle-Gro Co.	212,581
4,659		Silgan Holdings, Inc.	179,931
8,811		Sonoco Products Co.	357,462
2,979		Westlake Corp.	204,985
		TOTAL	13,568,899
		Real Estate—6.4%
7,893		Agree Realty Corp.	576,268
29,107		American Homes 4 Rent	919,781
32,418		Brixmor Property Group, Inc.	848,055
14,635		COPT Defense Properties	412,268
15,005		Cousins Properties, Inc.	389,080
20,370		Cubesmart	767,338
4,758		EastGroup Properties, Inc.	830,414
9,284		EPR Properties	455,102
17,311		Equity Lifestyle Properties, Inc.	1,056,837
11,828		First Industrial Realty Trust, Inc.	653,852
25,281		Gaming and Leisure Properties, Inc.	1,129,049
31,409		Healthcare Realty Trust, Inc.	556,567
20,852		Independence Realty Trust, Inc.	332,172
4,233	[2]	Jones Lang LaSalle, Inc.	1,291,446
9,722		Kilroy Realty Corp.	410,754
19,640		Kite Realty Group Trust	434,830
7,754		Lamar Advertising Co.	919,547
6,307		National Storage Affiliates Trust	183,471
16,864		NNN REIT, Inc.	682,317
22,968		Omega Healthcare Investors, Inc.	965,345
6,211		Park Hotels & Resorts, Inc.	63,911
6,352		PotlatchDeltic Corp.	254,080
7,242		Rayonier, Inc.	159,831
17,771		Rexford Industrial Realty, Inc.	734,298
21,421		Sabra Health Care REIT, Inc.	381,722
16,678		STAG Industrial, Inc.	638,267
17,780		Vornado Realty Trust, LP	674,573
21,657		WP Carey, Inc.	1,429,362
		TOTAL	18,150,537
		Utilities—3.4%
2,968		Allete, Inc.	199,835
6,508		Black Hills Corp.	412,803
21,258		Essential Utilities, Inc.	829,700
4,827		Idacorp, Inc.	622,780
9,689		National Fuel Gas Co.	764,559
8,973		New Jersey Resources Corp.	397,504
5,484		Northwestern Energy Group, Inc.	327,230
17,991		OGE Energy Corp.	794,123
5,360		ONE Gas, Inc.	429,818
Annual Financial Statements and Additional Information
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
5,424		Ormat Technologies, Inc.	$ 576,951
9,787		Portland General Electric Co.	447,070
7,511		Southwest Gas Holdings, Inc.	597,125
5,273		Spire, Inc.	455,587
4,081	[2]	Talen Energy Corp.	1,631,502
5,981		TXNM Energy, Inc.	339,721
23,480		UGI Corp.	784,936
		TOTAL	9,611,244
		TOTAL COMMON STOCKS (IDENTIFIED COST $166,044,936)	277,746,929
		INVESTMENT COMPANY—2.9%
8,372,946		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[4] (IDENTIFIED COST $8,372,946)	8,372,946
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $174,417,882)[5]	286,119,875
		OTHER ASSETS AND LIABILITIES - NET—(0.4%)[6]	(1,219,603)
		NET ASSETS—100%	$284,900,272
At October 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P MidCap 400 E-Mini Index	21	$6,841,170	December 2025	$(92,831)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended October 31, 2025, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2024	$339,058	$6,288,306	$6,627,364
Purchases at Cost	$—	$91,424,158	$91,424,158
Proceeds from Sales	$(62,572)	$(89,339,518)	$(89,402,090)
Change in Unrealized Appreciation/Depreciation	$30,547	$—	$30,547
Net Realized Gain/(Loss)	$33,927	$—	$33,927
Value as of 10/31/2025	$340,960	$8,372,946	$8,713,906
Shares Held as of 10/31/2025	7,033	8,372,946	8,379,979
Dividend Income	$9,945	$464,711	$474,656

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,841,170 at October 31, 2025, which represents 2.4% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 99.9%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $176,217,740.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Annual Financial Statements and Additional Information
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.43	$14.72	$16.77	$23.51	$18.35
Income From Investment Operations:
Net investment income[1]	0.19	0.21	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.89	4.34	(0.32)	(2.53)	7.99
TOTAL FROM INVESTMENT OPERATIONS	1.08	4.55	(0.11)	(2.32)	8.20
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.23)	(0.20)	(0.18)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(2.44)	(1.84)	(1.94)	(4.42)	(3.04)
Net Asset Value, End of Period	$16.07	$17.43	$14.72	$16.77	$23.51
Total Return[2]	6.19%	33.07%	(0.99)%	(11.85)%	48.88%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.31%[4]	0.31%[4]	0.31%	0.31%
Net investment income	1.23%	1.28%	1.35%	1.17%	0.96%
Expense waiver/reimbursement[5]	0.20%	0.18%	0.17%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,098	$46,308	$38,699	$82,356	$109,614
Portfolio turnover[6]	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31% and 0.31% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.46	$14.74	$16.80	$23.54	$18.37
Income From Investment Operations:
Net investment income[1]	0.15	0.17	0.17	0.16	0.15
Net realized and unrealized gain (loss)	0.90	4.35	(0.33)	(2.53)	8.00
TOTAL FROM INVESTMENT OPERATIONS	1.05	4.52	(0.16)	(2.37)	8.15
Less Distributions:
Distributions from net investment income	(0.15)	(0.18)	(0.19)	(0.15)	(0.12)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(2.40)	(1.80)	(1.90)	(4.37)	(2.98)
Net Asset Value, End of Period	$16.11	$17.46	$14.74	$16.80	$23.54
Total Return[2]	5.97%	32.76%	(1.31)%	(12.06)%	48.52%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4]	0.56%[4]	0.56%[4]	0.56%	0.56%
Net investment income	0.98%	1.04%	1.06%	0.92%	0.71%
Expense waiver/reimbursement[5]	0.19%	0.18%	0.16%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,537	$211,706	$189,138	$224,874	$306,048
Portfolio turnover[6]	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56%, 0.56% and 0.56% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.47	$14.75	$16.80	$23.55	$18.38
Income From Investment Operations:
Net investment income[1]	0.19	0.22	0.21	0.20	0.21
Net realized and unrealized gain (loss)	0.90	4.34	(0.32)	(2.53)	8.00
TOTAL FROM INVESTMENT OPERATIONS	1.09	4.56	(0.11)	(2.33)	8.21
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.23)	(0.20)	(0.18)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(2.44)	(1.84)	(1.94)	(4.42)	(3.04)
Net Asset Value, End of Period	$16.12	$17.47	$14.75	$16.80	$23.55
Total Return[2]	6.25%	33.08%	(0.98)%	(11.87)%	48.87%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.30%[4]	0.30%[4]	0.30%	0.30%
Net investment income	1.24%	1.32%	1.30%	1.19%	0.96%
Expense waiver/reimbursement[5]	0.16%	0.15%	0.13%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,266	$44,006	$45,559	$43,205	$48,011
Portfolio turnover[6]	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.30% and 0.30% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $1,973,867 of securities loaned and $8,713,906 of investment in affiliated holdings* (identified cost $174,417,882, including $8,515,224 of identified cost in affiliated holdings)	$286,119,875
Cash	832
Due from broker (Note 2)	464,073
Receivable for shares sold	460,173
Income receivable	85,451
Receivable for variation margin on futures contracts	40,740
Income receivable from affiliated holdings	28,343
Total Assets	287,199,487
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$2,016,288
Payable for shares redeemed	116,750
Payable for portfolio accounting fees	47,529
Payable for other service fees (Notes 2 and 5)	44,339
Payable for transfer agent fees (Note 2)	16,541
Payable for custodian fees	8,710
Payable for management fee (Note 5)	1,547
Payable for administrative fee (Note 5)	1,519
Accrued expenses (Note 5)	45,992
TOTAL LIABILITIES	2,299,215
Net assets for 17,686,473 shares outstanding	$284,900,272
Net Assets Consist of:
Paid-in capital	$149,563,056
Total distributable earnings (loss)	135,337,216
NET ASSETS	$284,900,272
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($43,097,699 ÷ 2,681,132 shares outstanding) no par value, unlimited shares authorized	$16.07
Service Shares:
Net asset value per share ($195,536,537 ÷ 12,135,451 shares outstanding) no par value, unlimited shares authorized	$16.11
Class R6 Shares:
Net asset value per share ($46,266,036 ÷ 2,869,890 shares outstanding) no par value, unlimited shares authorized	$16.12

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $414,445 received from affiliated holdings* and net of foreign taxes withheld of $3,240)	$4,460,312
Net income on securities loaned (includes $60,211 earned from an affiliated holding* related to cash collateral balances) (Note 2)	5,949
TOTAL INCOME	4,466,261
Expenses:
Management fee (Note 5)	$866,505
Custodian fees	23,746
Transfer agent fees (Note 2)	154,265
Directors’/Trustees’ fees (Note 5)	5,434
Auditing fees	31,832
Legal fees	13,336
Other service fees (Notes 2 and 5)	499,080
Portfolio accounting fees	143,036
Share registration costs	55,912
Printing and postage	47,086
Commitment fees	10,062
Miscellaneous (Note 5)	88,352
TOTAL EXPENSES	1,938,646
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(461,943)
Reimbursement of other operating expenses (Notes 2 and 5)	(67,909)
Reduction of custodian fees (Note 6)	(1,377)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(531,229)
Net expenses	1,407,417
Net investment income	3,058,844
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $33,927 on sales of investments in affiliated holdings*) and foreign currency transactions	25,492,423
Net realized gain on futures contracts	93,558
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $30,547 of investments in affiliated holdings*)	(11,297,713)
Net change in unrealized appreciation of futures contracts	(119,547)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	14,168,721
Change in net assets resulting from operations	$17,227,565

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,058,844	$3,329,454
Net realized gain	25,585,981	38,952,741
Net change in unrealized appreciation/depreciation	(11,417,260)	40,619,763
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,227,565	82,901,958
Distributions to Shareholders:
Institutional Shares	(6,403,390)	(4,597,101)
Service Shares	(28,922,954)	(22,090,325)
Class R6 Shares	(6,165,899)	(5,556,470)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,492,243)	(32,243,896)
Share Transactions:
Proceeds from sale of shares	33,624,774	34,697,080
Net asset value of shares issued to shareholders in payment of distributions declared	40,616,197	31,340,882
Cost of shares redeemed	(67,095,621)	(88,073,170)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,145,350	(22,035,208)
Change in net assets	(17,119,328)	28,622,854
Net Assets:
Beginning of period	302,019,600	273,396,746
End of period	$284,900,272	$302,019,600
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Equity Management Company of Pennsylvania (the “Manager”).
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For securities that are fair valued in accordance with procedures established by and under the general supervision of Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $531,229 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$29,798	$(17,199)
Service Shares	115,524	(50,710)
Class R6 Shares	8,943	—
TOTAL	$154,265	$(67,909)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$499,080
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage market risk and to maintain exposure to the S&P MidCap 400 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $10,041,088. This is based on amounts held as of each month-end throughout the period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee
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for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,973,867	$2,016,288
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$(92,831)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$93,558

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(119,547)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	714,888	$10,987,753	612,650	$9,917,177
Shares issued to shareholders in payment of distributions declared	383,582	6,223,606	296,895	4,461,388
Shares redeemed	(1,074,608)	(16,781,614)	(881,759)	(14,319,520)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,862	$429,745	27,786	$59,045
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	Year Ended 10/31/2025		Year Ended 10/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	850,569	$13,385,300	770,852	$12,653,318
Shares issued to shareholders in payment of distributions declared	1,747,027	28,434,095	1,446,503	21,729,046
Shares redeemed	(2,585,558)	(40,769,368)	(2,921,263)	(47,414,359)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	12,038	$1,050,027	(703,908)	$(13,031,995)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	592,677	$9,251,721	735,153	$12,126,585
Shares issued to shareholders in payment of distributions declared	366,299	5,958,496	342,499	5,150,448
Shares redeemed	(607,933)	(9,544,639)	(1,647,169)	(26,339,291)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	351,043	$5,665,578	(569,517)	$(9,062,258)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	386,943	$7,145,350	(1,245,639)	$(22,035,208)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024 was as follows:
	2025	2024
Ordinary income[1]	$8,488,485	$3,497,559
Long-term capital gains	$33,003,758	$28,746,337
TOTAL	$41,492,243	$32,243,896

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$2,140,344
Undistributed long-term capital gains	$23,294,737
Net unrealized appreciation	$109,902,135
TOTAL	$135,337,216

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At October 31, 2025, the cost of investments for federal tax purposes was $176,217,740. The net unrealized appreciation of investments for federal tax purposes was $109,902,135. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $118,628,250 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,726,115. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market of futures contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Manager voluntarily waived $450,559 of its fee and reimbursed $67,909 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Manager reimbursed $11,384.
Other Service Fees
For the year ended October 31, 2025, FSSC received $14,054 of other service fees disclosed in Note 2.
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21

Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.57% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Institutional Shares, Service Shares and Class R6 Shares was 0.31%, 0.56% and 0.30%, respectively. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2025, the Fund’s expenses were offset by $1,377 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$86,462,002
Sales	$118,491,708
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Manager acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
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22

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2025, 47.1% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003.
For the year ended October 31, 2025, 11.5% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended October 31, 2025, 45.6% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2025, the amount of long-term capital gains designated by the Fund was $33,003,758.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF Trustees OF Federated Hermes MID-CAP Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information
24

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
25

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
26

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
27

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information
28

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mid-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
	[1]	COMMON STOCKS—95.9%
		Communication Services—9.7%
24,860		Alphabet, Inc., Class A	$ 6,990,383
19,958		Alphabet, Inc., Class C	5,624,564
30,559		AT&T, Inc.	756,335
397	[2]	Charter Communications, Inc.	92,834
17,325		Comcast Corp., Class A	482,241
962		Electronic Arts, Inc.	192,458
1,907		Fox Corp., Class A	123,288
1,682		Fox Corp., Class B	98,246
1,565		Interpublic Group of Cos., Inc.	40,158
674	[2]	Live Nation Entertainment, Inc.	100,783
1,882		Match Group Holdings II LLC	60,864
9,270		Meta Platforms, Inc.	6,010,205
1,716	[2]	Netflix, Inc.	1,919,964
1,609		News Corp., Class A	42,639
475		News Corp., Class B	14,473
741	[2]	Take-Two Interactive Software, Inc.	189,970
2,068		T-Mobile USA, Inc.	434,383
1,905	[2]	Trade Desk, Inc./The	95,783
18,020		Verizon Communications, Inc.	716,115
7,684		Walt Disney Co.	865,372
10,581	[2]	Warner Bros. Discovery, Inc.	237,543
		TOTAL	25,088,601
		Consumer Discretionary—10.0%
1,834	[2]	Airbnb, Inc.	232,074
40,955	[2]	Amazon.com, Inc.	10,002,030
931	[2]	Aptiv PLC	75,504
71	[2]	AutoZone, Inc.	260,885
840		Best Buy Co., Inc.	68,998
161		Booking Holdings, Inc.	817,516
4,640	[2]	Carnival Corp.	133,771
5,731	[2]	Chipotle Mexican Grill, Inc.	181,615
1,185		D. R. Horton, Inc.	176,660
500		Darden Restaurants, Inc.	90,075
634	[2]	Deckers Outdoor Corp.	51,671
238		Domino’s Pizza, Inc.	94,834
1,131	[2]	DoorDash, Inc.	287,692
1,953		eBay, Inc.	158,798
1,050		Expedia Group, Inc.	231,000
16,706		Ford Motor Co.	219,350
699		Garmin Ltd.	149,544
4,069		General Motors Co.	281,127
594		Genuine Parts Co.	75,622
1,075		Hasbro, Inc.	82,033
1,005		Hilton Worldwide Holdings, Inc.	258,245
4,252		Home Depot, Inc.	1,614,017
1,320		Las Vegas Sands Corp.	78,342
63		Lennar Corp., Class A	7,798
1,100		LKQ Corp.	35,156
2,847		Lowe’s Cos., Inc.	677,956
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
466	[2]	Lululemon Athletica Inc.	$ 79,472
505		Marriott International, Inc., Class A	131,593
2,648		McDonald’s Corp.	790,243
872	[2]	MGM Resorts International	27,930
223	[2]	Mohawk Industries, Inc.	25,342
5,077		Nike, Inc., Class B	327,923
1,931	[2]	Norwegian Cruise Line Holdings Ltd.	43,293
12	[2]	NVR, Inc.	86,530
3,626	[2]	O’Reilly Automotive, Inc.	342,439
165		Ralph Lauren Corp.	52,744
1,398		Ross Stores, Inc.	222,170
1,080		Royal Caribbean Cruises, Ltd.	309,776
4,858		Starbucks Corp.	392,866
1,956		Tapestry, Inc.	214,808
11,703	[2]	Tesla, Inc.	5,343,122
4,768		TJX Cos., Inc.	668,188
2,265		Tractor Supply Co.	122,559
418	[2]	Ulta Beauty, Inc.	217,310
526		Williams-Sonoma, Inc.	102,223
361		Wynn Resorts Ltd.	42,955
1,186		Yum! Brands, Inc.	163,917
		TOTAL	26,049,716
		Consumer Staples—4.5%
7,179		Altria Group, Inc.	404,752
4,040		Archer-Daniels-Midland Co.	244,541
753		Brown-Forman Corp., Class B	20,504
599		Bunge Global Sa	56,665
1,041		Church & Dwight Co., Inc.	91,285
523		Clorox Co.	58,816
4,936		Colgate-Palmolive Co.	380,319
2,047		Conagra Brands, Inc.	35,188
1,519		Constellation Brands, Inc., Class A	199,566
1,895		Costco Wholesale Corp.	1,727,198
941		Dollar General Corp.	92,839
2,059	[2]	Dollar Tree, Inc.	204,088
1,001		Estee Lauder Cos., Inc., Class A	96,787
2,285		General Mills, Inc.	106,504
633		Hershey Foods Corp.	107,376
1,246		Hormel Foods Corp.	26,901
8,202		Kenvue, Inc.	117,863
5,806		Keurig Dr Pepper, Inc.	157,691
1,418		Kimberly-Clark Corp.	169,749
3,642		Kraft Heinz Co./The	90,067
2,600		Kroger Co.	165,438
2,583		Lamb Weston Holdings, Inc.	159,449
724		Molson Coors Beverage Company, Class B	31,653
3,619		Mondelez International, Inc.	207,948
3,046	[2]	Monster Beverage Corp.	203,564
5,851		PepsiCo, Inc.	854,773
6,652		Philip Morris International, Inc.	960,083
9,243		Procter & Gamble Co.	1,389,870
1,589		Smucker (J.M.) Co.	164,541
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
566		Sysco Corp.	$ 42,042
1,942		Target Corp.	180,062
841		The Campbell’s Co.	25,339
14,735		The Coca-Cola Co.	1,015,241
1,221		Tyson Foods, Inc., Class A	62,772
18,759		WalMart Inc.	1,898,036
		TOTAL	11,749,510
		Energy—2.6%
1,529		APA Corp.	34,632
4,213		Baker Hughes a GE Co. LLC	203,951
8,225		Chevron Corp.	1,297,247
5,338		ConocoPhillips	474,335
3,261		Coterra Energy, Inc., Class A	77,155
2,713		Devon Energy Corp.	88,145
3,355		EOG Resources, Inc.	355,093
5,114		EQT Corp.	274,008
1,018		Expand Energy Corp.	105,170
18,220		Exxon Mobil Corp.	2,083,639
3,644		Halliburton Co.	97,805
3,990		Kinder Morgan, Inc.	104,498
646		Marathon Petroleum Corp.	125,912
3,071		Occidental Petroleum Corp.	126,525
2,691		ONEOK, Inc.	180,297
807		Phillips 66	109,865
9,855		SLB Ltd.	355,371
920		Targa Resources, Inc.	141,717
83		Texas Pacific Land Corp.	78,301
1,328		Valero Energy Corp.	225,176
5,219		Williams Cos., Inc.	302,023
		TOTAL	6,840,865
		Financials—12.3%
2,057		Aflac, Inc.	220,490
1,126		Allstate Corp.	215,652
2,320		American Express Co.	836,894
3,916		American International Group, Inc.	309,207
403		Ameriprise Financial, Inc.	182,466
922		Aon PLC	314,107
1,124		Apollo Global Management, Inc.	139,724
2,959		Arch Capital Group Ltd.	255,391
688		Arthur J. Gallagher & Co.	171,649
794		Assurant, Inc.	168,106
26,805		Bank of America Corp.	1,432,727
3,014		Bank of New York Mellon Corp.	325,301
7,591	[2]	Berkshire Hathaway, Inc., Class B	3,625,006
509		BlackRock, Inc.	551,150
2,510		Blackstone, Inc.	368,066
787	[2]	Block, Inc.	59,765
2,733		Capital One Financial Co.	601,233
447		Cboe Global Markets, Inc.	109,801
7,292		Charles Schwab Corp.	689,240
1,585		Chubb Ltd.	438,950
7,868		Citigroup, Inc.	796,478
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,843		Citizens Financial Group, Inc.	$ 93,753
2,004		CME Group, Inc.	532,042
614	[2]	Coinbase Global, Inc.	211,081
302	[2]	Corpay, Inc.	78,626
179		Everest Group Ltd.	56,299
162		FactSet Research Systems, Inc.	43,222
2,233		Fidelity National Information Services, Inc.	139,607
2,829		Fifth Third Bancorp	117,743
3,233	[2]	Fiserv, Inc.	215,609
6,262		Franklin Resources, Inc.	141,584
1,037		Global Payments, Inc.	80,637
346		Globe Life, Inc.	45,502
1,294		Goldman Sachs Group, Inc.	1,021,445
6,265		Huntington Bancshares, Inc.	96,732
41		Interactive Brokers Group, Inc., Class A	2,885
2,446		Intercontinental Exchange, Inc.	357,825
1,906		Invesco Ltd.	45,172
311		Jack Henry & Associates, Inc.	46,320
11,366		JPMorgan Chase & Co.	3,536,190
3,983		KeyCorp	70,061
2,123		KKR & Co., Inc, Class COMMON	251,215
727		Loews Corp.	72,380
668		M&T Bank Corp.	122,825
2,101		Marsh & McLennan Cos., Inc.	374,293
3,528		Mastercard, Inc.	1,947,421
2,387		MetLife, Inc.	190,530
659		Moody’s Corp.	316,518
5,944		Morgan Stanley	974,816
331		MSCI, Inc., Class A	194,810
1,937		NASDAQ, Inc.	165,594
1,731		Northern Trust Corp.	222,728
4,083	[2]	PayPal Holdings, Inc.	282,829
1,683		PNC Financial Services Group, Inc.	307,232
866		Principal Financial Group, Inc.	72,779
2,505		Progressive Corp., OH	516,030
2,668		Prudential Financial, Inc.	277,472
758		Raymond James Financial, Inc.	120,272
8,224		Regions Financial Corp.	199,021
3,308	[2]	Robinhood Markets, Inc.	485,548
1,336		S&P Global, Inc.	650,913
2,280		State Street Corp.	263,705
1,590		Synchrony Financial	118,264
2,081		T. Rowe Price Group, Inc.	213,365
1,202		The Hartford Insurance Group, Inc.	149,264
962		The Travelers Cos., Inc.	258,412
5,511		Truist Financial Corp.	245,956
9,058		U.S. Bancorp	422,827
7,260		Visa, Inc., Class A	2,473,772
1,281		W. R. Berkley Corp.	91,387
13,691		Wells Fargo & Co.	1,190,706
417		Willis Towers Watson PLC	130,563
		TOTAL	32,047,185
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—8.6%
6,540		Abbott Laboratories	$ 808,475
7,550		AbbVie, Inc.	1,646,202
1,214		Agilent Technologies, Inc.	177,681
1,050	[2]	Align Technology, Inc.	144,774
2,301		Amgen, Inc.	686,687
2,195		Baxter International, Inc.	40,542
583		Becton Dickinson & Co.	104,188
627	[2]	Biogen, Inc.	96,727
670		Bio-Techne Corp.	41,922
6,333	[2]	Boston Scientific Corp.	637,860
11,308		Bristol-Myers Squibb Co.	520,960
1,021		Cardinal Health, Inc.	194,776
829		Cencora, Inc.	280,044
1,994	[2]	Centene Corp.	70,528
838	[2]	Charles River Laboratories International, Inc.	150,899
853	[2]	Cooper Cos., Inc.	59,633
3,797		CVS Health Corp.	296,736
2,105		Danaher Corp.	453,375
153	[2]	Davita, Inc.	18,210
1,676	[2]	Dexcom, Inc.	97,577
2,509	[2]	Edwards Lifesciences Corp.	206,867
962		Elevance Health, Inc.	305,146
3,239		Eli Lilly & Co.	2,794,804
1,951		GE HealthCare Technologies, Inc.	146,227
6,367		Gilead Sciences, Inc.	762,703
1,001		HCA Healthcare, Inc.	460,140
2,721	[2]	Hologic, Inc.	201,109
525		Humana, Inc.	146,050
342	[2]	IDEXX Laboratories, Inc.	215,292
2,106	[2]	Incyte Genomics, Inc.	196,869
301	[2]	Insulet Corp.	94,216
1,532	[2]	Intuitive Surgical, Inc.	818,517
727	[2]	IQVIA Holdings, Inc.	157,366
10,293		Johnson & Johnson	1,944,039
355		Labcorp Holdings, Inc.	90,156
707		McKesson Corp.	573,617
5,476		Medtronic PLC	496,673
10,675		Merck & Co., Inc.	917,836
24,299		Pfizer, Inc.	598,970
478		Quest Diagnostics, Inc.	84,104
435		Regeneron Pharmaceuticals, Inc.	283,533
626		ResMed, Inc.	154,547
496		Revvity, Inc.	46,421
903		STERIS PLC	212,837
1,470		Stryker Corp.	523,673
1,141		The Cigna Group	278,872
1,363		Thermo Fisher Scientific, Inc.	773,353
3,871		UnitedHealth Group, Inc.	1,322,179
1,096	[2]	Vertex Pharmaceuticals, Inc.	466,425
8,436		Viatris, Inc.	87,397
254	[2]	Waters Corp.	88,798
307		West Pharmaceutical Services, Inc.	86,595
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,446		Zimmer Biomet Holdings, Inc.	$ 145,410
1,894		Zoetis, Inc.	272,906
		TOTAL	22,481,443
		Industrials—7.8%
2,276		3M Co.	378,954
1,043		Allegion PLC	172,898
987		Ametek, Inc.	199,483
1,731		Automatic Data Processing, Inc.	450,579
178	[2]	Axon Enterprise, Inc.	130,337
2,671	[2]	Boeing Co.	536,924
999		Broadridge Financial Solutions, Inc.	220,180
1,410	[2]	Builders Firstsource, Inc.	163,800
505		C.H. Robinson Worldwide, Inc.	77,765
5,397		Carrier Global Corp.	321,068
2,002		Caterpillar, Inc.	1,155,675
858		Cintas Corp.	157,246
1,143	[2]	Copart, Inc.	49,160
7,967		CSX Corp.	286,971
589		Cummins, Inc.	257,794
682	[2]	Dayforce, Inc.	46,881
1,330		Deere & Co.	613,968
2,772		Delta Air Lines, Inc.	159,057
1,338		Eaton Corp. PLC	510,527
383		Emcor Group, Inc.	258,824
2,405		Emerson Electric Co.	335,666
529		Equifax, Inc.	111,672
580		Expeditors International of Washington, Inc.	70,702
2,345		Fastenal Co.	96,497
928		FedEx Corp.	235,545
3,921		Fortive Corp.	197,383
4,125		GE Aerospace	1,274,419
1,163		GE Vernova, Inc.	680,518
907	[2]	Generac Holdings, Inc.	152,394
1,079		General Dynamics Corp.	372,147
3,288		Honeywell International, Inc.	661,973
1,093		Howmet Aerospace, Inc.	225,103
227		Hubbell, Inc.	106,690
168		Huntington Ingalls Industries, Inc.	54,099
322		IDEX Corp.	55,210
1,134		Illinois Tool Works, Inc.	276,605
1,546		Ingersoll-Rand, Inc.	118,006
1,039		J. B. Hunt Transportation Services, Inc.	175,446
511		Jacobs Solutions, Inc.	79,619
2,797		Johnson Controls International PLC	319,949
800		L3Harris Technologies, Inc.	231,280
548		Leidos Holdings, Inc.	104,378
137		Lennox International, Inc.	69,185
878		Lockheed Martin Corp.	431,871
895		Masco Corp.	57,960
959		Norfolk Southern Corp.	271,761
575		Northrop Grumman Corp.	335,484
1,677		Otis Worldwide Corp.	155,559
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,244		PACCAR, Inc.	$ 220,810
546		Parker-Hannifin Corp.	421,965
1,386		Paychex, Inc.	162,204
772		Paycom Software, Inc.	144,433
1,784		Pentair PLC	189,728
327		Quanta Services, Inc.	146,865
867		Republic Services, Inc.	180,544
827		Rockwell Automation, Inc.	304,634
1,201		Rollins, Inc.	69,190
4,957		RTX Corp.	884,824
488		Smith (A.O.) Corp.	32,203
223		Snap-On, Inc.	74,828
2,245		Southwest Airlines Co.	68,023
662		Stanley Black & Decker, Inc.	44,831
762		Textron, Inc.	61,577
951		Trane Technologies PLC	426,666
241		TransDigm, Inc.	315,351
8,913	[2]	Uber Technologies, Inc.	860,104
2,535		Union Pacific Corp.	558,638
2,530	[2]	United Airlines Holdings, Inc.	237,921
1,725		United Parcel Service, Inc.	166,324
275		United Rentals North America, Inc.	239,574
1,090		Verisk Analytics, Inc.	238,448
188		W.W. Grainger, Inc.	184,052
1,584		Waste Management, Inc.	316,436
731		Westinghouse Air Brake Technologies Corp.	149,446
1,040		Xylem, Inc.	156,884
		TOTAL	20,261,715
		Information Technology—34.7%
2,662		Accenture PLC	665,766
2,142	[2]	Adobe, Inc.	728,944
6,936	[2]	Advanced Micro Devices, Inc.	1,776,448
613	[2]	Akamai Technologies, Inc.	46,036
4,228		Amphenol Corp., Class A	589,130
2,606		Analog Devices, Inc.	610,143
63,424		Apple, Inc.	17,147,947
3,430		Applied Materials, Inc.	799,533
1,157	[2]	AppLovin Corp.	737,391
4,405	[2]	Arista Networks, Inc.	694,624
915	[2]	Autodesk, Inc.	275,726
20,102		Broadcom, Inc.	7,430,302
1,165	[2]	Cadence Design Systems, Inc.	394,574
560		CDW Corp.	89,247
16,924		Cisco Systems, Inc.	1,237,314
367		Cognizant Technology Solutions Corp.	26,747
3,331		Corning, Inc.	296,726
1,065	[2]	Crowdstrike Holdings, Inc.	578,306
1,382	[2]	Datadog, Inc.	225,003
1,296		Dell Technologies, Inc.	209,965
610	[2]	F5, Inc.	154,361
103	[2]	Fair Isaac & Co., Inc.	170,932
2,784	[2]	Fortinet, Inc.	240,621
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
324	[2]	Gartner, Inc., Class A	$ 80,462
2,395		Gen Digital, Inc.	63,132
1,417	[2]	GoDaddy, Inc.	188,645
5,608		Hewlett Packard Enterprise Co.	136,947
4,014		HP, Inc.	111,067
3,981		IBM Corp.	1,223,799
18,706	[2]	Intel Corp.	748,053
1,371		Intuit, Inc.	915,211
1,000		Jabil, Inc.	220,890
1,418	[2]	Keysight Technologies, Inc.	259,437
564		KLA Corp.	681,729
5,409		Lam Research Corp.	851,701
2,306		Microchip Technology, Inc.	143,941
4,783		Micron Technology, Inc.	1,070,292
31,790		Microsoft Corp.	16,461,180
73		Monolithic Power Systems, Inc.	73,365
712		Motorola Solutions, Inc.	289,578
1,812		NetApp, Inc.	213,417
104,352		NVIDIA Corp.	21,130,237
1,077		NXP Semiconductors NV	225,222
4,080	[2]	ON Semiconductor Corp.	204,326
6,675		Oracle Corp.	1,752,922
9,720	[2]	Palantir Technologies, Inc.	1,948,568
2,855	[2]	Palo Alto Networks, Inc.	628,785
512	[2]	PTC, Inc.	101,653
5,328		Qualcomm, Inc.	963,835
222		Roper Technologies, Inc.	99,045
4,086		Salesforce, Inc.	1,064,035
351		Seagate Technology Holdings PLC	89,814
1,016	[2]	ServiceNow, Inc.	933,989
634		Skyworks Solutions, Inc.	49,275
2,143	[2]	Super Micro Computer, Inc.	111,350
539	[2]	Synopsys, Inc.	244,609
1,263		TE Connectivity Plc	311,974
680		Teradyne, Inc.	123,597
3,885		Texas Instruments, Inc.	627,272
1,017	[2]	Trimble, Inc.	81,106
185	[2]	Tyler Technologies, Inc.	88,108
766		Verisign, Inc.	183,687
546		Western Digital Corp.	82,015
923	[2]	Workday, Inc.	221,446
217	[2]	Zebra Technologies Corp., Class A	58,427
		TOTAL	90,183,929
		Materials—1.6%
538		Air Products & Chemicals, Inc.	130,513
503	[3]	Albemarle Corp.	49,410
1,066		Avery Dennison Corp.	186,433
3,258		Ball Corp.	153,126
1,376		CF Industries Holdings, Inc.	114,607
4,613		Corteva, Inc.	283,423
3,029		Dow, Inc	72,242
1,789		DuPont de Nemours, Inc.	146,072
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
491		Eastman Chemical Co.	$ 29,224
1,091		Ecolab, Inc.	279,732
6,136		Freeport-McMoRan, Inc.	255,871
1,095		International Flavors & Fragrances, Inc.	68,952
2,004		Linde PLC	838,273
1,100		LyondellBasell Industries N.V.	51,062
258		Martin Marietta Materials	158,180
5,923		Newmont Corp.	479,585
981		Nucor Corp.	147,199
382		Packaging Corp. of America	74,780
965		PPG Industries, Inc.	94,329
991		Sherwin-Williams Co.	341,836
822	[2]	Solstice Advanced Materials, Inc.	37,048
591		Steel Dynamics, Inc.	92,669
565		Vulcan Materials Co.	163,567
		TOTAL	4,248,133
		Real Estate—1.8%
2,627		American Tower Corp.	470,180
629		BXP, Inc.	44,779
457		Camden Property Trust	45,462
1,253	[2]	CBRE Group, Inc.	190,995
1,811	[2]	CoStar Group, Inc.	124,615
3,161		Crown Castle, Inc.	285,185
1,370		Digital Realty Trust, Inc.	233,462
418		Equinix, Inc.	353,632
1,485		Equity Residential Properties Trust	88,268
907		Extra Space Storage, Inc.	121,121
335		Federal Realty Investment Trust	32,224
2,970		Healthpeak Properties, Inc.	53,312
2,733		Host Hotels & Resorts, Inc.	43,783
2,410		Invitation Homes, Inc.	67,842
41		Iron Mountain, Inc.	4,221
2,894		Kimco Realty Corp.	59,790
500		Mid-American Apartment Communities, Inc.	64,115
2,917		ProLogis, Inc.	361,971
1,101		Public Storage	306,695
3,908		Realty Income Corp.	226,586
2,417		Regency Centers Corp.	166,652
459		SBA Communications, Corp.	87,889
2,066		Simon Property Group, Inc.	363,120
1,289		UDR, Inc.	43,426
1,942		Ventas, Inc.	143,300
4,557		VICI Properties, Inc.	136,664
2,133		Welltower, Inc.	386,158
3,084		Weyerhaeuser Co.	70,932
		TOTAL	4,576,379
		Utilities—2.3%
12,375		AES Corp.	171,641
1,156		Ameren Corp.	117,935
2,286		American Electric Power Co., Inc.	274,914
686		Atmos Energy Corp.	117,800
1,279		CMS Energy Corp.	94,071
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
1,541		Consolidated Edison Co.	$ 150,109
1,335		Constellation Energy Corp.	503,295
1,624		Dominion Energy, Inc.	95,313
1,782		DTE Energy Co.	241,532
3,323		Duke Energy Corp.	413,049
1,645		Edison International	91,100
1,908		Entergy Corp.	183,340
984		Evergy, Inc.	75,581
3,478		EverSource Energy	256,711
4,316		Exelon Corp.	199,054
2,221		FirstEnergy, Corp.	101,788
8,801		NextEra Energy, Inc.	716,401
5,022		NiSource, Inc.	211,476
1,563		NRG Energy, Inc.	268,617
17,504		P G & E Corp.	279,364
510		Pinnacle West Capital Corp.	45,145
3,161		PPL Corp.	115,440
2,133		Public Service Enterprises Group, Inc.	171,835
1,323		Sempra Energy	121,637
4,701		Southern Co.	442,082
1,361		Vistra Corp.	256,276
1,376		WEC Energy Group, Inc.	153,741
853		Xcel Energy, Inc.	69,238
		TOTAL	5,938,485
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,787,352)	249,465,961
		INVESTMENT COMPANY—4.0%
10,403,526		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[4] (IDENTIFIED COST $10,403,526)	10,403,526
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $64,190,878)[5]	259,869,487
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	258,162
		NET ASSETS—100%	$260,127,649
At October 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	31	$10,654,700	December 2025	$248,214
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$6,142,743
Purchases at Cost	$39,041,641
Proceeds from Sales	$(34,780,858)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$10,403,526
Shares Held as of 10/31/2025	10,403,526
Dividend Income	$370,977

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,654,700 at October 31, 2025, which represents 4.1% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.

2	Non-income-producing security.
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $65,121,781.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.67	$7.01	$7.52	$10.48	$9.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.01	0.02	0.01	0.00[2]
Net realized and unrealized gain (loss)	1.40	2.19	0.55	(1.42)	3.28
TOTAL FROM INVESTMENT OPERATIONS	1.40	2.20	0.57	(1.41)	3.28
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.91)	(1.54)	(1.08)	(1.55)	(2.01)
Net Asset Value, End of Period	$8.16	$7.67	$7.01	$7.52	$10.48
Total Return[3]	19.79%	36.36%	8.48%	(15.74)%	40.91%
Ratios to Average Net Assets:
Net expenses[4]	1.40%[5]	1.41%[5]	1.41%	1.41%	1.41%
Net investment income	(0.00)%[6]	0.15%	0.34%	0.10%	0.03%
Expense waiver/reimbursement[7]	0.16%	0.16%	0.18%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,506	$32,710	$26,832	$26,374	$35,915
Portfolio turnover[8]	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.40% and 1.41% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

6	Represents less than 0.01%.
7
The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.09	$7.31	$7.81	$10.81	$9.44
Income From Investment Operations:
Net investment income[1]	0.02	0.03	0.05	0.03	0.03
Net realized and unrealized gain (loss)	1.48	2.31	0.56	(1.47)	3.37
TOTAL FROM INVESTMENT OPERATIONS	1.50	2.34	0.61	(1.44)	3.40
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.03)	(0.04)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.92)	(1.56)	(1.11)	(1.56)	(2.03)
Net Asset Value, End of Period	$8.67	$8.09	$7.31	$7.81	$10.81
Total Return[2]	20.13%	36.82%	8.75%	(15.48)%	41.28%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.10%[4]	1.10%	1.11%	1.10%
Net investment income	0.28%	0.45%	0.65%	0.40%	0.34%
Expense waiver/reimbursement[5]	0.16%	0.16%	0.18%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,849	$42,125	$32,131	$32,551	$42,899
Portfolio turnover[6]	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.11% and 1.10% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.47	$7.59	$8.06	$11.10	$9.64
Income From Investment Operations:
Net investment income[1]	0.08	0.09	0.11	0.10	0.11
Net realized and unrealized gain (loss)	1.56	2.40	0.58	(1.51)	3.45
TOTAL FROM INVESTMENT OPERATIONS	1.64	2.49	0.69	(1.41)	3.56
Less Distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.10)	(0.10)	(0.11)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.98)	(1.61)	(1.16)	(1.63)	(2.10)
Net Asset Value, End of Period	$9.13	$8.47	$7.59	$8.06	$11.10
Total Return[2]	21.01%	37.73%	9.64%	(14.78)%	42.34%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%[4]	0.36%	0.36%	0.36%
Net investment income	1.03%	1.19%	1.43%	1.15%	1.07%
Expense waiver/reimbursement[5]	0.19%	0.19%	0.21%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,264	$86,244	$69,518	$115,854	$159,314
Portfolio turnover[6]	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.36% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.14	$7.35	$7.84	$10.85	$9.46
Income From Investment Operations:
Net investment income[1]	0.06	0.07	0.08	0.07	0.08
Net realized and unrealized gain (loss)	1.49	2.31	0.57	(1.48)	3.38
TOTAL FROM INVESTMENT OPERATIONS	1.55	2.38	0.65	(1.41)	3.46
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.08)	(0.07)	(0.08)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.96)	(1.59)	(1.14)	(1.60)	(2.07)
Net Asset Value, End of Period	$8.73	$8.14	$7.35	$7.84	$10.85
Total Return[2]	20.65%	37.31%	9.32%	(15.12)%	42.02%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%[4]	0.66%	0.66%	0.66%
Net investment income	0.74%	0.89%	1.09%	0.85%	0.77%
Expense waiver/reimbursement[5]	0.44%	0.45%	0.47%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,508	$67,661	$58,899	$60,644	$90,795
Portfolio turnover[6]	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.66% and 0.66% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including, $48,553 of securities loaned and including $10,403,526 of investment in affiliated holdings* (identified cost $64,190,878, including $10,403,526 of identified cost in affiliated holdings)	$259,869,487
Due from broker (Note 2)	681,537
Income receivable	118,907
Income receivable from affiliated holdings	32,806
Receivable for variation margin on futures contracts	29,447
Receivable for shares sold	22,688
Total Assets	260,754,872
Liabilities:
Payable for investments purchased	$288,128
Payable for shares redeemed	60,758
Payable for portfolio accounting fees	50,223
Payable for distribution services fee (Note 5)	49,795
Payable for collateral due to broker for securities lending (Note 2)	49,600
Payable for transfer agent fees (Note 2)	38,563
Payable for other service fees (Notes 2 and 5)	31,073
Payable for share registration costs	14,696
Payable for legal fees	11,056
Payable for custodian fees	9,227
Payable for management fee (Note 5)	2,270
Accrued expenses (Note 5)	21,834
TOTAL LIABILITIES	627,223
Net assets for 29,625,351 shares outstanding	$260,127,649
Net Assets Consist of:
Paid-in capital	$47,321,091
Total distributable earnings (loss)	212,806,558
NET ASSETS	$260,127,649
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($35,506,356 ÷ 4,353,269 shares outstanding) no par value, unlimited shares authorized	$8.16
Offering price per share	$8.16
Redemption proceeds per share (99.00/100 of $8.16)	$8.08
Class R Shares:
Net asset value per share ($59,849,327 ÷ 6,900,756 shares outstanding) no par value, unlimited shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share	$8.67
Institutional Shares:
Net asset value per share ($100,264,190 ÷ 10,982,250 shares outstanding) no par value, unlimited shares authorized	$9.13
Offering price per share	$9.13
Redemption proceeds per share	$9.13
Service Shares:
Net asset value per share ($64,507,776 ÷ 7,389,076 shares outstanding) no par value, unlimited shares authorized	$8.73
Offering price per share	$8.73
Redemption proceeds per share	$8.73

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $369,670 received from affiliated holdings* and net of foreign taxes withheld of $664)	$3,296,474
Net income on securities loaned (includes $1,307 earned from an affiliated holding* related to cash collateral balances) (Note 2)	650
TOTAL INCOME	3,297,124
Expenses:
Management fee (Note 5)	$706,883
Custodian fees	26,472
Transfer agent fees (Note 2)	281,437
Directors’/Trustees’ fees (Note 5)	5,135
Auditing fees	32,083
Legal fees	13,339
Distribution services fee (Note 5)	687,419
Other service fees (Notes 2 and 5)	244,829
Portfolio accounting fees	150,249
Share registration costs	71,075
Printing and postage	39,773
Miscellaneous (Note 5)	90,582
TOTAL EXPENSES	2,349,276
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(369,175)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(217,627)
Reduction of custodian fees (Note 6)	(1,297)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(588,099)
Net expenses	1,761,177
Net investment income	1,535,947
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	16,816,834
Net realized gain on futures contracts	886,492
Net change in unrealized appreciation of investments	25,701,604
Net change in unrealized appreciation of futures contracts	231,259
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	43,636,189
Change in net assets resulting from operations	$45,172,136

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,535,947	$1,774,517
Net realized gain	17,703,326	24,631,636
Net change in unrealized appreciation/depreciation	25,932,863	40,254,438
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,172,136	66,660,591
Distributions to Shareholders:
Class C Shares	(3,825,295)	(5,861,972)
Class R Shares	(4,968,393)	(6,782,479)
Institutional Shares	(9,738,441)	(14,483,467)
Service Shares	(7,949,718)	(12,697,186)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,481,847)	(39,825,104)
Share Transactions:
Proceeds from sale of shares	37,917,839	26,881,058
Net asset value of shares issued to shareholders in payment of distributions declared	25,840,180	38,844,297
Cost of shares redeemed	(51,059,759)	(51,201,648)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,698,260	14,523,707
Change in net assets	31,388,549	41,359,194
Net Assets:
Beginning of period	228,739,100	187,379,906
End of period	$260,127,649	$228,739,100
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $588,099 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$26,406	$—
Class R Shares	138,524	—
Institutional Shares	64,817	(29,939)
Service Shares	51,690	(25,281)
TOTAL	$281,437	$(55,220)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$82,422
Service Shares	162,407
TOTAL	$244,829
For the year ended October 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,491,078. This is based on amounts held as of each month-end throughout the period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
Annual Financial Statements and Additional Information

on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$48,553	$49,600
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$248,214*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$886,492

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$231,259
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	267,150	$1,913,950	238,121	$1,662,455
Shares issued to shareholders in payment of distributions declared	499,580	3,612,024	885,596	5,536,678
Shares redeemed	(680,482)	(5,012,505)	(686,264)	(4,790,400)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	86,248	$513,469	437,453	$2,408,733
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,549,007	$19,783,061	1,274,472	$9,524,012
Shares issued to shareholders in payment of distributions declared	645,628	4,964,760	1,025,041	6,777,541
Shares redeemed	(1,500,344)	(11,262,321)	(1,486,127)	(11,283,118)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,694,291	$13,485,500	813,386	$5,018,435
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,307,686	$10,758,525	1,560,613	$12,159,941
Shares issued to shareholders in payment of distributions declared	1,169,681	9,464,172	2,025,203	14,055,816
Shares redeemed	(1,681,620)	(13,942,928)	(2,564,423)	(19,973,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	795,747	$6,279,769	1,021,393	$6,242,357
	Year Ended 10/31/2025		Year Ended 10/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	706,126	$5,462,303	476,138	$3,534,650
Shares issued to shareholders in payment of distributions declared	1,007,902	7,799,224	1,871,384	12,474,262
Shares redeemed	(2,639,953)	(20,842,005)	(2,050,687)	(15,154,730)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(925,925)	$(7,580,478)	296,835	$854,182
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,650,361	$12,698,260	2,569,067	$14,523,707
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from real estate investment trust adjustments.
For the year ended October 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(95)	$95
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$4,532,064	$1,798,535
Long-term capital gains	$21,949,783	$38,026,569
TOTAL	$26,481,847	$39,825,104

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
Annual Financial Statements and Additional Information

As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$1,066,560
Undistributed long-term capital gains	$16,992,292
Net unrealized appreciation	$194,747,706
TOTAL	$212,806,558

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At October 31, 2025, the cost of investments for federal tax purposes was $65,121,781. The net unrealized appreciation of investments for federal tax purposes was $194,747,706. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $195,772,993 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,025,287. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Manager voluntarily waived $358,779 of its fee.
The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Manager reimbursed $10,396.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$247,538	$—
Class R Shares	240,591	—
Service Shares	199,290	(162,407)
TOTAL	$687,419	$(162,407)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2025, FSC retained $185,535 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $193 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2025, FSSC received $4,901 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.45%,
Annual Financial Statements and Additional Information

1.12%, 0.37% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Class C Shares, Class R Shares, Institutional Shares and Service Shares was 1.44%, 1.11%, 0.36% and 0.66%, respectively. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2025, the Fund’s expenses were offset by $1,297 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$69,494,810
Sales	$85,723,646
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Manager acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information

12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2025, the amount of long-term capital gains designated by the Fund was $21,949,783.
For the fiscal year ended October 31, 2025, 71.6% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2025, 70.6% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MAX-CAP INDEX FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended , in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Max-Cap Index Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Max-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Mid-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Index Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025